Acquisition - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) (10-K) - USD ($)		12 Months Ended
	Jun. 18, 2018	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Cash	$ 38,198
Accounts receivable	1,231,401
Prepaid expensed and other current assets	143,258
Due from related party	14,019
Property and equipment, net	623,923
Intangible asset	5,235,515		$ 5,235,515
Total assets acquired at fair value	7,286,314
Notes payable	2,224,242
Accounts payable and accrued expenses	758,887
Insurance payable	520,423
Total liabilities assumed	3,503,552
Net assets acquired	3,782,762
Cash	489,174		489,174
Common stock	3,090,000
Total purchase consideration paid	3,579,174
Gain on bargain purchase	$ 203,588		$ 203,588